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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through May 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------











Pioneer Emerging
Markets Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2010
--------------------------------------------------------------------------------





Ticker Symbols:
Class A   PEMFX
Class B   PBEFX
Class C   PCEFX
Class R   PEMRX
Class Y   PYEFX


[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         15

Schedule of Investments                                                 17

Financial Statements                                                    25

Notes to Financial Statements                                           34

Trustees, Officers and Service Providers                                43


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    3

Portfolio Management Discussion | 5/31/10

Emerging markets stocks produced a negative return during the six-month period ended May 31, 2010. Performance was strong initially, as the combination of improving global growth and heightened investor risk appetites led to increased demand for emerging markets equities. The environment took a sharp turn for the worse in May, however, when the European sovereign debt crisis led to renewed concerns that the global economy was headed for a double-dip recession. In the following interview, John Pollen, Pioneer Emerging Market Fund's portfolio manager, discusses the factors that influenced the Fund's performance during the six months ended May 31, 2010.

Q    How did the Fund perform during the six months ended May 31, 2010?

A The Fund's Class A shares returned -7.14% at net asset value over the six months ended May 31, 2010, while the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index1, returned -2.63%. Over the same period, the average return of the 404 mutual funds in Lipper's Emerging Markets category was -2.40%.

1 The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Q Could you review the performance of emerging markets stocks during the six months ended May 31, 2010?

A Emerging markets stocks produced a negative return during the six-month period. Performance was strong initially, as the combination of improving global growth and heightened investor risk appetites led to increased demand for emerging markets equities. As late as April 30, 2010, in fact, the MSCI Emerging Markets Index had returned 12.46% for the previous six-month period (from October 31, 2009). The environment took a sharp turn for the worse in May, however, during which the European sovereign debt crisis led to renewed concerns that the global economy was headed for a double-dip recession. While Europe's problems have only a limited direct impact on most of the developing economies, emerging market equities


4 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10 nonetheless sold off as investors sought to reduce their risk exposure. As a result, the MSCI Emerging Markets Index declined by 9.70% in May alone, bringing its six-month return into the red.

Q What were the key factors that helped and hurt the Fund's performance over the six months ended May 31, 2010?

A The primary cause of the Fund's shortfall relative to the benchmark during the six-month period was underperformance of Fund holdings in the two largest countries in the MSCI Emerging Markets Index: China and Brazil. In China, the leading detractors from performance were Fund holdings in Dongfeng Motor, Guangzhou R&F Properties and China National Building Materials. In Brazil, the main causes of the Fund's underperformance were holdings in Telmar, a telecommunications firm, Petrobas, an oil giant, and MMX, an iron ore miner.

     Stock selection was also weak in Israel, where the Fund's most notable performance detractor was a zero weight in Teva Pharmaceuticals; and in Taiwan, where a Fund holding in Cathay Financial lagged. The Fund no longer has any holdings in Israel, which gained developed market status during May and was removed from the MSCI Emerging Markets Index.

     The Fund generated the strongest performance in Indonesia, where our stock picks outperformed the broader market by nearly 20% during the six-month period. The Fund's most significant winner was Indocement Tunggal Prakarsa, a cement producer that rose by nearly 40%. Indonesia also is home to Astra International, an industrial conglomerate with a focus on the auto market, whose shares gained 37% during the six months ended May 31, 2010. Both companies benefited from a robust economy and strong domestic demand. Holdings in South Africa, Malaysia, and India also were sources of strength for the Fund.

Q    How is the Fund positioned?

A We have been maintaining a mix of cyclical and more cautious investments in the Fund's portfolio, as we believe the remainder of the year appears likely to bring both lower returns and continued volatility. Following the worst month for emerging markets since October 2008, we are cognizant of the risks, as volatility is likely to remain high. We therefore are looking to maintain a balance in the Fund's portfolio between higher-quality stocks that are exposed to growth and more stable companies that we believe offer downside protection.

     We remain biased towards the consumer, and we favor domestic consumption as a key driver of growth in the years ahead. We are striving to take advantage of this theme via Fund holdings in Indonesia, such as Indocement and Astra; and in Brazil, where the Fund holds several banking stocks as well as retailers CBD and Lojas Renner. The Fund's other key theme is


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    5
     investments in stocks leveraged to commodity prices. Key Fund holdings in the commodity space include Surgetneftegas (Russia), Companhia de Minas Buenaventura (Peru), Kumba Iron Ore (South Africa) and IAMGOLD (Canada).

     From a country perspective, the Fund's main overweights relative to the benchmark are Brazil, Indonesia, Korea, Turkey and Russia, while the key underweights are South Africa, China, Taiwan and India. We are becoming more positive on the economic outlook for Brazil, and we recently found some new ideas that may help the Fund take advantage of the strength in the Brazilian consumer sector: Duratex (building materials), Hypermarcas (personal care consumer goods), TAM (airline) and Copel (electric utility). Indonesia, meanwhile, has long been one of our favorite markets because of strong fundamentals and consumer demand. We initiated two new Fund holdings in the country during recent months: Adaro Energy, the country's second-largest thermal coal producer, and Bank Mandiri. Korea, meanwhile, has become more attractive due to a strong pick-up in growth and exports. We believe that U.S. growth will be stronger than expected, and Korean companies typically benefit from that trend. Recent Fund purchases in Korea include Hyundai Heavy Industries, the biotechnology company, Celltrion, and Samsung Electro-Mechanics.

     On a sector basis, the Fund's main overweight positions relative to the benchmark are in the Consumer Discretionary, Materials and Consumer Staples groups, while its largest underweights are Telecommunications, Industrials and Utilities.

Q    What is your broader view on the emerging markets?

A Despite the volatility that characterized the latter part of the Fund's reporting period, we believe the emerging markets offer a positive trade-off of risk and return relative to their developed market peers. We think there are still many powerful reasons why emerging equity markets can move higher, such as strong liquidity, faster economic growth, better government finances, higher reserves and improving corporate earnings. With respect to government finances, the Eurozone, United States and United Kingdom are projected to see government debt levels increase to between 93% and 99% of gross domestic product (GDP) by the middle of 2011, while Japan's debt is projected to top 200%. This compares to 2009 debt levels in the emerging regions of between 29% and 41% of GDP. We expect that their healthier fiscal position and much stronger domestic demand will drive superior growth in emerging markets over a multi-year period.

     We remain aware of potential pitfalls, and we will be closely monitoring factors such as U.S. dollar strength, inflation, and signs of monetary tightening, which could be a negative if interest rates are raised too early or by too much. There are also exogenous risks, mainly in the developed economies,


6 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10 including the debt problems in Greece and other European countries. Still, valuations in the emerging markets have been falling since last September
     (2009) and are not expensive by either relative or historical measures. Indeed, many analysts have been upgrading expectations recently on the back of better-than-expected earnings and higher commodity prices. Positive earnings surprises can move markets higher without expanding earnings multiples. The valuation discount of emerging markets to developed markets has widened in recent months, but we believe there is a very good case for arguing that emerging markets, in fact, deserve to trade at a premium based on both economic and corporate fundamentals.

Please refer to the Schedule of Investments on pages 17-24 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    7

Portfolio Summary | 5/31/10

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART INT THE PRINTED MATERIALS.]

Financials                                                              22.5%
Materials                                                               18.9%
Information Technology                                                  14.8%
Energy                                                                  14.3%
Consumer Discretionary                                                  10.9%
Consumer Staples                                                         8.2%
Industrials                                                              4.3%
Health Care                                                              2.5%
Telecommunication Services                                               2.4%
Utilities                                                                1.2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART INT THE PRINTED MATERIALS.]

Brazil                                                                  19.4%
South Korea                                                             16.6%
Peoples Republic of China                                               10.1%
Russia                                                                   8.4%
Taiwan                                                                   7.1%
India                                                                    6.0%
Indonesia                                                                5.8%
Turkey                                                                   4.6%
Mexico                                                                   4.4%
Hong Kong                                                                3.7%
South Africa                                                             3.2%
Canada                                                                   3.0%
United States                                                            2.0%
Malaysia                                                                 1.6%
Poland                                                                   1.3%
Peru                                                                     1.1%
United Kingdom                                                           1.0%
Argentina                                                                0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


  1.    Vale SA (A.D.R.)                                                 3.22%
  2.    Samsung Electronics, Ltd.                                        2.62
  3.    PT Indocement Tunggal Prakarsa Tbk                               1.84
  4.    Petrobras Brasileiro SA (A.D.R.)                                 1.84
  5.    X-5 Retail Group NV (G.D.R.)                                     1.71
  6.    IAMGOLD Corp.                                                    1.64
  7.    CIMB Group Holdings Bhd                                          1.62
  8.    Kia Motors, Ltd.                                                 1.60
  9.    Novatek OAO (G.D.R.)                                             1.60
 10.    Taiwan Semiconductor Manufacturing Co. (A.D.R.)                  1.59

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Prices and Distributions | 5/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------
     Class         5/31/10           11/30/09
--------------------------------------------
       A           $ 24.21           $ 26.11
--------------------------------------------
       B           $ 21.14           $ 22.86
--------------------------------------------
       C           $ 21.13           $ 22.84
--------------------------------------------
       R           $ 23.42           $ 25.26
--------------------------------------------
       Y           $ 26.03           $ 28.12
--------------------------------------------

Distributions per Share: 11/30/09-5/31/10
--------------------------------------------------------------------------------

--------------------------------------------------------------
                    Net
                Investment     Short-Term        Long-Term
    Class         Income     Capital Gains     Capital Gains
--------------------------------------------------------------
      A          $ 0.0397        $ --              $ --
--------------------------------------------------------------
      B          $     --        $ --              $ --
--------------------------------------------------------------
      C          $     --        $ --              $ --
--------------------------------------------------------------
      R          $ 0.0302        $ --              $ --
--------------------------------------------------------------
      Y          $ 0.1391        $ --              $ --
--------------------------------------------------------------

                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    9

Performance Update | 5/31/10                                   Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
10 Years                                  7.83%           7.19%
5 Years                                  10.98            9.67
1 Year                                   15.40            8.78
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------
                                         Gross            Net
--------------------------------------------------------------------
                                          1.99%           1.95%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Emerging     MSCI Emerging
               Markets Fund        Markets Index
5/00              9,425               10,000
                  6,652                7,840
5/02              7,186                8,410
                  6,950                7,872
5/04              9,301               11,131
                 11,897               14,485
5/06             17,639               20,409
                 25,298               28,284
5/08             30,103               34,507
                 17,357               22,728
5/10             20,031               27,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.


10    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Performance Update | 5/31/10                                   Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------
                                        If               If
Period                                  Held             Redeemed
--------------------------------------------------------------------
10 Years                                 6.96%            6.96%
5 Years                                 10.02            10.02
1 Year                                  14.39            10.39
--------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2010)
--------------------------------------------------------------------
                                        Gross            Net
--------------------------------------------------------------------
                                         3.13%            2.85%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Emerging     MSCI Emerging
               Markets Fund        Markets Index
5/00            10,000               10,000
                 6,996                7,840
5/02             7,507                8,410
                 7,203                7,872
5/04             9,579               11,131
                12,155               14,485
5/06            17,861               20,409
                25,403               28,284
5/08            29,973               34,507
                17,132               22,728
5/10            19,597               27,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    11

Performance Update | 5/31/10                                   Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2010)
--------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------
10 Years                                 7.07%            7.07%
5 Years                                 10.12            10.12
1 Year                                  14.46            14.46
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------
                                         2.89%          2.85%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Emerging     MSCI Emerging
               Markets Fund        Markets Index
5/00            10,000               10,000
                 7,017                7,840
5/02             7,533                8,410
                 7,240                7,872
5/04             9,617               11,131
                12,223               14,485
5/06            17,996               20,409
                25,614               28,284
5/08            30,248               34,507
                17,291               22,728
5/10            19,792               27,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.


12    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Performance Update | 5/31/10                                   Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2010)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------
10 Years                                 7.53%          7.53%
5 Years                                 10.73          10.73
1 Year                                  15.22          15.22
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------
                                         2.17%          2.17%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Emerging     MSCI Emerging
               Markets Fund        Markets Index
5/00            10,000               10,000
                 7,024                7,840
5/02             7,550                8,410
                 7,271                7,872
5/04             9,767               11,131
                12,421               14,485
5/06            18,358               20,409
                26,272               28,284
5/08            31,171               34,507
                17,943               22,728
5/10            20,674               27,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares shown for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    13

Performance Update | 5/31/10                                   Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2010)
------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------
10 Years                                 8.60%          8.60%
5 Years                                 11.57          11.57
1 Year                                  15.95          15.95
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2010)
--------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------
                                         1.42%          1.42%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Emerging     MSCI Emerging
               Markets Fund        Markets Index
5/00            10,000               10,000
                 7,101                7,840
5/02             7,756                8,410
                 7,581                7,872
5/04            10,243               11,131
                13,199               14,485
5/06            19,693               20,409
                28,394               28,284
5/08            33,941               34,507
                19,677               22,728
5/10            22,815               27,604

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an index.


14    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2009 through May 31, 2010.


---------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y
---------------------------------------------------------------------------------------------------------
Beginning Account Value    $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/09
---------------------------------------------------------------------------------------------------------
Ending Account Value       $   928.60       $   924.80       $   925.10       $   928.10       $   930.20
(after expenses)
on 5/31/10
---------------------------------------------------------------------------------------------------------
Expenses Paid              $     9.33       $    13.68       $    13.15       $     9.85       $     7.99
During Period*
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.85%, 2.74%, 2.05% and 1.66% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2009 through May 31, 2010.


---------------------------------------------------------------------------------------------------------
Share Class                    A                B                C                R                Y
---------------------------------------------------------------------------------------------------------
Beginning Account Value    $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/09
---------------------------------------------------------------------------------------------------------
Ending Account Value       $ 1,015.26       $ 1,010.72       $ 1,011.27       $ 1,014.71       $ 1,016.65
(after expenses)
on 5/31/10
---------------------------------------------------------------------------------------------------------
Expenses Paid              $     9.75       $    14.29       $    13.74       $    10.30       $     8.35
During Period*
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.85%, 2.74%, 2.05% and 1.66% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Schedule of Investments | 5/31/10 (unaudited)


----------------------------------------------------------------------------------
Shares                                                                Value
----------------------------------------------------------------------------------
                PREFERRED STOCKS -- 3.8%
                TRANSPORTATION -- 1.2%
                Airlines -- 1.2%
   474,654      Tam SA*                                              $  6,393,219
                                                                     ------------
                Total Transportation                                 $  6,393,219
---------------------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 1.4%
                Hypermarkets & Supercenters -- 1.4%
   249,610      Companhia Brasileira de Distribuicao Grupo Pao de
                Acucar SA                                            $  7,851,663
                                                                     ------------
                Total Food & Drug Retailing                          $  7,851,663
---------------------------------------------------------------------------------
                UTILITIES -- 1.2%
                Electric Utilities -- 1.2%
   363,141      Cia Paranaense de Energia SA*                        $  6,671,671
                                                                     ------------
                Total Utilities                                      $  6,671,671
---------------------------------------------------------------------------------
                TOTAL PREFERRED STOCKS
                (Cost $23,705,253)                                   $ 20,916,553
---------------------------------------------------------------------------------
                COMMON STOCKS -- 93.7%
                ENERGY -- 13.9%
                Coal & Consumable Fuels -- 2.6%
30,168,500      Adaro Energy PT*                                     $  6,251,135
 3,502,000      Yanzhou Coal Mining, Ltd.*                              8,192,409
                                                                     ------------
                                                                     $ 14,443,544
---------------------------------------------------------------------------------
                Integrated Oil & Gas -- 5.3%
   203,498      Gazprom OAO (A.D.R.)*                                $  4,181,884
    81,274      Lukoil Holding, Ltd. (A.D.R.)*                          3,888,961
   316,403      Petrobras Brasileiro SA (A.D.R.)*                       9,799,001
   824,589      Rosneft Oil Co. (G.D.R.)*                               6,017,951
 1,182,393      Surgutneftegaz OAO (A.D.R.)*                            4,906,931
                                                                     ------------
                                                                     $ 28,794,728
---------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 0.7%
   101,861      Tenaris SA (A.D.R.) (b)                              $  3,781,080
---------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 4.3%
 5,035,700      CNOOC, Ltd.                                          $  7,883,680
   117,683      Novatek OAO (G.D.R.)*                                   8,516,034
   344,889      Pacific Rubiales Energy Corp.*                          7,191,002
                                                                     ------------
                                                                     $ 23,590,716
---------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.0%
   296,263      Tupras-Turkiye Petrol Rafinerileri A.S.*             $  5,389,247
                                                                     ------------
                Total Energy                                         $ 75,999,315
---------------------------------------------------------------------------------
                MATERIALS -- 18.4%
                Construction Materials -- 1.8%
 6,128,200      PT Indocement Tunggal Prakarsa Tbk                   $  9,799,697
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    17

------------------------------------------------------------------------------
Shares                                                             Value
------------------------------------------------------------------------------
               Diversified Metals & Mining -- 5.2%
  372,806      Eurasian Natural Resources Corp.                   $  5,429,944
   77,649      Freeport-McMoRan Copper & Gold, Inc. (Class B)        5,439,312
   26,502      Korea Zinc Co.*                                       4,290,925
  344,322      Norilsk Nickel OAO (A.D.R.)*                          5,457,504
3,312,476      Nuevo Grupo Mexico SA                                 7,855,209
                                                                  ------------
                                                                  $ 28,472,894
------------------------------------------------------------------------------
               Forest Products -- 1.5%
  980,791      Duratex SA*                                        $  8,266,686
------------------------------------------------------------------------------
               Gold -- 2.8%
  482,649      Gold Fields, Ltd.                                  $  6,597,438
  505,950      IAMGOLD Corp. (b)                                     8,757,995
                                                                  ------------
                                                                  $ 15,355,433
------------------------------------------------------------------------------
               Precious Metals & Minerals -- 1.1%
  162,842      Compania de Minas Buenaventura SAA (b)             $  5,862,312
------------------------------------------------------------------------------
               Steel -- 6.0%
   99,075      Kumba Iron Ore, Ltd.                               $  4,215,332
1,012,084      MMX Mineracao e Metals SA*                            6,172,026
  486,542      Severstal OAO (G.D.R.)*                               5,252,221
  744,288      Vale SA (A.D.R.) (b)                                 17,155,838
                                                                  ------------
                                                                  $ 32,795,417
                                                                  ------------
               Total Materials                                    $100,552,439
------------------------------------------------------------------------------
               CAPITAL GOODS -- 2.5%
               Construction & Engineering -- 1.4%
6,756,300      China Railways Construction Corp.*                 $  7,746,272
------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.1%
   32,409      Hyundai Heavy Industries, Ltd.*                    $  5,770,873
                                                                  ------------
               Total Capital Goods                                $ 13,517,145
------------------------------------------------------------------------------
               TRANSPORTATION -- 0.5%
               Marine -- 0.5%
2,076,700      China Shipping Development Co., Ltd.*(b)           $  2,794,218
                                                                  ------------
               Total Transportation                               $  2,794,218
------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 7.0%
               Auto Parts & Equipment -- 1.4%
   45,892      Hyundai Mobis, Ltd.*                               $  7,519,934
------------------------------------------------------------------------------
               Automobile Manufacturers -- 4.4%
6,564,000      Dongfeng Motor Group Co., Ltd.*                    $  7,536,495
  330,700      Kia Motors, Ltd.*                                     8,526,459
1,859,900      PT Astra International TbK                            8,368,872
                                                                  ------------
                                                                  $ 24,431,826
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

----------------------------------------------------------------------
Shares                                                     Value
----------------------------------------------------------------------
               Motorcycle Manufacturers -- 1.2%
  158,707      Hero Honda Motors, Ltd.                    $  6,533,401
                                                          ------------
               Total Automobiles & Components             $ 38,485,161
----------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.9%
               Homebuilding -- 1.0%
  854,120      MRV Engenharia SA                          $  5,552,192
----------------------------------------------------------------------
               Household Appliances -- 0.9%
  158,160      Woongjin Coway Co., Ltd.*                  $  4,666,734
                                                          ------------
               Total Consumer Durables & Apparel          $ 10,218,926
----------------------------------------------------------------------
               RETAILING -- 1.7%
               Department Stores -- 1.7%
  262,169      Lojas Renner SA*                           $  6,188,647
3,778,300      New World Department Store China, Ltd.        3,019,680
                                                          ------------
                                                          $  9,208,327
                                                          ------------
               Total Retailing                            $  9,208,327
----------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.7%
               Food Retail -- 1.7%
  282,299      X-5 Retail Group NV (G.D.R.)*              $  9,117,632
                                                          ------------
               Total Food & Drug Retailing                $  9,117,632
----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 1.3%
               Agricultural Products -- 0.8%
4,448,000      Chaoda Modern Agriculture, Ltd.*           $  4,257,992
----------------------------------------------------------------------
               Packaged Foods & Meats -- 0.5%
  127,718      Wimm-Bill-Dann Foods (A.D.R.)*             $  2,682,078
                                                          ------------
               Total Food, Beverage & Tobacco             $  6,940,070
----------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
               Household Products -- 1.1%
   23,346      LG Household & Health Care, Ltd.*          $  6,141,425
----------------------------------------------------------------------
               Personal Products -- 2.5%
    4,307      Amorepacific Corp.*                        $  3,296,105
  553,501      Hypermarcas SA*                               7,473,521
  147,816      Natura Cosmeticos SA                          3,068,286
                                                          ------------
                                                          $ 13,837,912
                                                          ------------
               Total Household & Personal Products        $ 19,979,337
----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.4%
               Pharmaceuticals -- 2.4%
  602,415      Aspen Pharmacare Holdings, Ltd.*           $  6,273,823
  410,264      Celltrion, Inc.*                              7,124,814
                                                          ------------
                                                          $ 13,398,637
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 13,398,637
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    19

-------------------------------------------------------------------------------
Shares                                                              Value
-------------------------------------------------------------------------------
                BANKS -- 18.0%
                Diversified Banks -- 16.8%
 3,015,727      Asya Katilim Bankasi AS                            $  6,517,633
   430,421      Banco Bradesco SA (A.D.R.)*(b)                        7,033,079
   452,172      Banco do Brasil SA                                    6,439,139
   304,600      Banco Itau SA (A.D.R.) (b)                            5,607,686
11,585,000      Bank Mandiri TbK*                                     6,386,251
 9,003,700      China Construction Bank, Ltd.                         7,208,340
11,660,413      Chinatrust Financial Holding Co., Ltd.*               5,908,634
 4,184,000      CIMB Group Holdings Bhd                               8,613,016
 1,967,901      Grupo Fin Banorte SA                                  7,561,303
   189,330      Hana Financial Holdings, Inc.*                        4,758,592
   292,252      ICICI Bank, Ltd.                                      5,415,213
 7,407,900      Industrial and Commercial Bank of China, Ltd.*        5,450,052
    74,040      Shinhan Financial Group Co., Ltd.*                    2,610,631
 1,680,702      Turkiye Garanti Bankasi AS                            7,253,172
   786,078      Turkiye Halk Bankasi AS                               5,216,643
                                                                   ------------
                                                                   $ 91,979,384
-------------------------------------------------------------------------------
                Thrifts & Mortgage Finance -- 1.2%
   103,895      Housing Development Finance Corp., Ltd.            $  6,202,901
                                                                   ------------
                Total Banks                                        $ 98,182,285
-------------------------------------------------------------------------------
                INSURANCE -- 3.0%
                Multi-Line Insurance -- 2.5%
 1,811,600      China Pacific Insurance, Ltd.                      $  6,975,831
    63,377      Powszechny Zaklad Ubezpieczen SA*                     6,679,600
                                                                   ------------
                                                                   $ 13,655,431
-------------------------------------------------------------------------------
                Property & Casualty Insurance -- 0.5%
    17,198      Samsung Fire & Marine Insurance Co., Ltd.*         $  2,561,797
                                                                   ------------
                Total Insurance                                    $ 16,217,228
-------------------------------------------------------------------------------
                REAL ESTATE -- 1.0%
                Real Estate Development -- 1.0%
 5,310,000      Agile Property Holdings, Ltd. (b)                  $  5,586,134
                                                                   ------------
                Total Real Estate                                  $  5,586,134
-------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 2.6%
                IT Consulting & Other Services -- 2.6%
   143,700      Infosys Technologies, Ltd. (A.D.R.)*               $  8,267,061
   360,785      Tata Consultancy Services, Ltd.*                      5,792,559
                                                                   ------------
                                                                   $ 14,059,620
                                                                   ------------
                Total Software & Services                          $ 14,059,620
-------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 5.4%
                Communications Equipment -- 0.4%
   707,710      ZTE Corp.*(b)                                      $  2,316,900
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

------------------------------------------------------------------------------------
Shares                                                                   Value
------------------------------------------------------------------------------------
                Computer Hardware -- 1.9%
  4,479,979     Compal Electronics, Inc.                                $  5,413,399
  3,134,000     Wistron Corp.*                                             5,117,623
                                                                        ------------
                                                                        $ 10,531,022
------------------------------------------------------------------------------------
                Electronic Components -- 1.7%
     88,080     LG Display Co., Ltd.*                                   $  3,185,442
     53,568     Samsung Electro Mechanics Co., Ltd.*                       6,194,085
                                                                        ------------
                                                                        $  9,379,527
------------------------------------------------------------------------------------
                Electronic Manufacturing Services -- 1.4%
  1,872,946     Hon Hai Precision Industry, Ltd.                        $  7,371,219
                                                                        ------------
                Total Technology Hardware & Equipment                   $ 29,598,668
------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 6.5%
    356,550     Hynix Semiconductor, Inc.*                              $  7,582,717
    337,750     MediaTek, Inc.*                                            5,396,800
     21,624     Samsung Electronics, Ltd.*                                13,973,139
    867,376     Taiwan Semiconductor Manufacturing Co. (A.D.R.)*(b)        8,456,916
                                                                        ------------
                                                                        $ 35,409,572
                                                                        ------------
                Total Semiconductors                                    $ 35,409,572
------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 2.3%
                Integrated Telecommunications Services -- 0.8%
  9,896,000     China Telecom, Ltd.                                     $  4,532,484
------------------------------------------------------------------------------------
                Wireless Telecommunication Services -- 1.5%
    171,294     America Movil (A.D.R.) Series L S.A.B.*(b)              $  8,109,057
                                                                        ------------
                Total Telecommunication Services                        $ 12,641,541
------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $421,287,981)                                     $511,906,255
------------------------------------------------------------------------------------


------------------------------------------------------------------------
Principal
Amount ($)                                                    Value
------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 6.0%
               Securities Lending Collateral -- 6.0% (c)
               Certificates of Deposit:
  835,570      Bank of Nova Scotia, 0.2%, 6/1/10            $    835,570
  924,303      Barclays, 0.30%, 7/23/10                          924,303
  924,306      BBVA NY, 0.265%, 6/1/10                           924,306
  281,009      BNP Paribas, 0.70%, 6/4/10                        281,009
1,016,733      CBA Financial, 0.27%, 1/3/11                    1,016,733
  924,303      Deutschebank, 0.30%, 7/19/10                      924,303
  554,582      DnB NOR Bank ASA NY, 0.49%, 8/26/10               554,582
  924,313      Rabobank Nederland NY, 0.23%, 7/6/10              924,313
  924,303      Royal Bank of Canada, 0.26%, 1/21/11              924,303
  924,303      Svenska NY, 0.265%, 7/19/10                       924,303
                                                            ------------
                                                            $  8,233,725
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    21

------------------------------------------------------------------------------
Principal
Amount ($)                                                          Value
------------------------------------------------------------------------------
               Commercial Paper:
  369,721      American Honda Finance, 0.37%, 4/15/11             $    369,721
  554,582      American Honda Finance, 0.31%, 5/4/11                   554,582
  122,291      Caterpillar Financial Services, 0.34%, 8/20/10          122,291
  462,128      CBAPP, 0.20%, 6/7/10                                    462,128
  924,059      CLIPPR, 0.28%, 7/2/10                                   924,059
  461,781      PARFIN, 0.39%, 8/11/10                                  461,781
  738,630      CHARFD, 0.46%, 8/23/10                                  738,630
  384,531      FAIRPP, 0.50%, 8/16/10                                  384,531
  836,195      CME, Inc., 0.90%, 8/6/10                                836,195
  100,740      GE Capital Corp., 0.31%, 10/6/10                        100,740
  100,053      GE Capital Corp., 0.35%, 10/21/10                       100,053
  277,379      GE Capital Corp., 0.43%, 8/20/10                        277,379
  462,097      GE, 0.30%, 1/26/11                                      462,097
   92,343      GE Capital Corp., 0.33%, 6/6/11                          92,343
  103,069      John Deere Capital Corp., 0.33%, 7/16/10                103,069
  781,862      JPMorgan Chase & Co., 0.57%, 9/24/10                    781,862
  369,575      NABPP, 0.28%, 7/19/10                                   369,575
1,047,948      Santander, 0.30%, 7/23/10                             1,047,948
  924,030      SOCNAM, 0.28%, 7/6/10                                   924,030
  646,830      SRCPP, 0.26%, 7/7/11                                    646,830
  369,713      STRAIT, 0.20%, 6/2/10                                   369,713
  462,119      TB LLC, 0.23%, 6/9/10                                   462,119
  445,749      TB LLC, 0.43%, 8/9/10                                   445,749
  924,303      Toyota Motor Credit Corp., 0.23%, 1/10/11               924,303
   92,437      US Bancorp, 0.66%, 6/4/10                                92,437
  923,871      VARFUN, 0.29%, 7/26/10                                  923,871
  554,619      Wachovia, 0.36%, 3/22/11                                554,619
  259,744      Wal Mart Stores, Inc., 0.22%, 7/1/10                    259,744
  369,646      WFC, 0.33%, 12/2/10                                     369,646
  924,303      WSTPAC, 0.32%, 11/5/10                                  924,303
                                                                  ------------
                                                                  $ 15,086,348
------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
3,960,659      Barclays, 0.20%, 6/1/10                            $  3,960,659
2,772,909      Deutsche Bank, 0.20%, 6/1/10                          2,772,909
2,772,909      RBS Securities, Inc., 0.21%, 6/1/10                   2,772,909
                                                                  ------------
                                                                  $  9,506,477
                                                                  ------------
               Total Securities Lending Collateral                $ 32,826,550
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

 Principal
Amount ($)                                                 Value
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $32,826,550)                        $ 32,826,550
---------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 103.5%
               (Cost $477,819,784) (a)(d)                $565,649,358
---------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES - (3.5)%     $(18,964,573)
---------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                $546,684,785
=====================================================================

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

(a) At May 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $501,062,360 was as follows:



       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $89,627,512
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (25,040,514)
                                                                                   -----------
       Net unrealized gain                                                         $64,586,998
                                                                                   -----------
                                                                                   ===========

(b)      At May 31, 2010, the following securities were out on loan:


------------------------------------------------------------------------------------
    Shares           Description                                           Value
------------------------------------------------------------------------------------
     2,110,000     Agile Property Holdings, Ltd.                         $ 2,219,726
        87,900     America Movil (A.D.R.) Series L S.A.B. *                4,161,186
       391,700     Banco Bradesco SA (A.D.R.) *                            6,400,378
        31,000     China Shipping Development Co., Ltd. *                     41,711
        15,800     Compania de Minas Buenaventura SAA                        568,800
        31,600     IAMGOLD Corp.                                             546,996
       225,000     Banco Itau SA (A.D.R.)                                  4,142,250
        70,500     Taiwan Semiconductor Manufacturing Co. (A.D.R.) *         687,375
        70,800     Tenaris SA (A.D.R.)                                     2,628,096
       430,100     Vale SA (A.D.R.)                                        9,913,805
       136,000     ZTE Corp. *                                               445,237
------------------------------------------------------------------------------------
                   Total                                                 $31,755,558
====================================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    23

(d) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:



     Brazil                             19.4%
     South Korea                        16.6
     People's Republic of China         10.1
     Russia                              8.4
     Taiwan                              7.1
     India                               6.0
     Indonesia                           5.8
     Turkey                              4.6
     Mexico                              4.4
     Hong Kong                           3.7
     South Africa                        3.2
     Canada                              3.0
     United States                       2.0
     Malaysia                            1.6
     Poland                              1.3
     Peru                                1.1
     United Kingdom                      1.0
     Argentina                           0.7
                                       -----
                                       100.0%
                                       =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2010 aggregated $301,867,281 and $359,610,485, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets:


---------------------------------------------------------------------------------------------
                                   Level 1          Level 2          Level 3      Total
---------------------------------------------------------------------------------------------
 Preferred Stocks                 $ 20,916,553     $         --         $--      $ 20,916,553
 Common Stocks                     168,254,230      343,652,025          --       511,906,255
 Temporary Cash Investments                 --       32,826,550          --        32,826,550
---------------------------------------------------------------------------------------------
   Total                          $189,170,783     $376,478,575         $--      $565,649,358
=============================================================================================
 Other Financial Instruments*     $         --     $     28,320         $--      $     28,320
---------------------------------------------------------------------------------------------

*        Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Statement of Assets and Liabilities | 5/31/10 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $31,755,558)
   (cost $477,819,784)                                                     $565,649,358
  Cash                                                                       16,805,367
  Foreign currencies, at value (cost $3,071,409)                              3,070,513
  Receivables --
   Investment securities sold                                                 3,038,879
   Fund shares sold                                                             425,222
   Dividends, interest and foreign taxes withheld                             2,245,022
   Due from Pioneer Investment Management, Inc.                                   4,458
  Other                                                                         300,686
---------------------------------------------------------------------------------------
     Total assets                                                          $591,539,505
=======================================================================================
LIABILITIES:
  Payables --
   Investment securities purchased                                         $ 10,179,195
   Fund shares repurchased                                                    1,311,974
   Forward foreign settlement contracts, net                                     28,320
   Upon return of securities loaned                                          32,826,550
  Due to affiliates                                                             351,387
  Accrued expenses                                                              157,294
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 44,854,720
=======================================================================================
NET ASSETS:
  Paid-in capital                                                          $551,454,598
  Undistributed net investment income                                           673,303
  Accumulated net realized loss on investments and foreign currency
   transactions                                                             (93,226,663)
  Net unrealized gain on investments                                         87,829,574
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                     (46,027)
---------------------------------------------------------------------------------------
     Total net assets                                                      $546,684,785
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A ($303,907,348/12,551,239 shares)                                 $      24.21
  Class B ($19,727,341/933,161 shares)                                     $      21.14
  Class C ($53,547,740/2,534,003 shares)                                   $      21.13
  Class R ($95,487,781/4,076,863 shares)                                   $      23.42
  Class Y ($74,014,575/2,843,767 shares)                                   $      26.03
MAXIMUM OFFERING PRICE:
  Class A ($24.21 [divided by] 94.25%)                                     $      25.69
=======================================================================================


The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    25

Statement of Operations (unaudited)

For the Six Months Ended 5/31/10



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $331,189)                   $   6,963,896
  Income from securities loaned, net                                             35,278
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                  $   6,999,174
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $   3,561,673
  Transfer agent fees and expenses
   Class A                                                                      369,595
   Class B                                                                       55,846
   Class C                                                                       79,528
   Class R                                                                       40,316
   Class Y                                                                        2,505
  Distribution fees
   Class A                                                                      452,495
   Class B                                                                      116,915
   Class C                                                                      296,862
   Class R                                                                      239,674
  Shareholder communications expense                                            553,758
  Administrative reimbursements                                                  92,104
  Custodian fees                                                                269,812
  Registration fees                                                              50,234
  Professional fees                                                              47,088
  Printing expense                                                               32,204
  Fees and expenses of nonaffiliated trustees                                     9,140
  Miscellaneous                                                                  60,412
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                           $   6,330,161
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                   (9,914)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                             $   6,320,247
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                  $     678,927
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                            $  36,136,929
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                       (1,185,112)      $  34,951,817
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                            $ (82,199,299)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (35,928)      $ (82,235,227)
-----------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                   $ (47,283,410)
-----------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                        $ (46,604,483)
===========================================================================================================


The accompanying notes are an integral part of these financial statements.


26    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Statement of Changes in Net Assets

For the Six Months Ended 5/31/10 and the Year Ended 11/30/09, respectively


-----------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   5/31/10              Year Ended
                                                                   (unaudited)          11/30/09
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $     678,927        $  1,836,396
Net realized gain (loss) on investments and foreign currency
  transactions                                                        34,951,817         (93,480,228)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              (82,235,227)        370,352,243
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $ (46,604,483)       $278,708,411
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.04 and $0.19 per share, respectively)               $    (617,080)       $ (2,381,182)
   Class R ($0.03 and $0.21 per share, respectively)                    (102,942)           (420,439)
   Class Y ($0.14 and $0.35 per share, respectively)                    (390,487)           (869,455)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $  (1,110,509)       $ (3,671,076)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 106,745,360        $236,221,069
Reinvestment of distributions                                            745,169           3,145,441
Cost of shares repurchased                                          (167,185,301)       (154,335,677)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                       $ (59,694,772)       $ 85,030,833
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $(107,409,764)       $360,068,168
NET ASSETS:
Beginning of period                                                  654,094,549         294,026,381
-----------------------------------------------------------------------------------------------------
End of period                                                      $ 546,684,785        $654,094,549
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     673,303        $  1,104,885
=====================================================================================================


The accompanying notes are an integral part of these financial statements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    27

-------------------------------------------------------------------------------------------------------
                                  '10 Shares        '10 Amount          '09 Shares        '09 Amount
                                  (unaudited)       (unaudited)
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,003,306     $ 52,744,640            8,207,965     $156,774,782
Reinvestment of distributions            21,610          571,485              134,695        2,052,236
Less shares repurchased              (5,067,517)    (128,928,543)          (5,474,120)    (106,294,599)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (3,042,601)    $(75,612,418)           2,868,540     $ 52,532,419
=======================================================================================================
Class B
Shares sold                              54,016     $  1,256,890              274,124     $  4,957,010
Reinvestment of distributions                --               --                   --               --
Less shares repurchased                (220,170)      (4,993,884)            (492,312)      (7,901,677)
-------------------------------------------------------------------------------------------------------
   Net decrease                        (166,153)    $ (3,736,994)            (218,188)    $ (2,944,667)
=======================================================================================================
Class C
Shares sold                             336,342     $  7,774,425              741,854     $ 13,229,800
Reinvestment of distributions                --               --                   --               --
Less shares repurchased                (432,472)      (9,747,844)            (877,488)     (14,142,760)
-------------------------------------------------------------------------------------------------------
   Net decrease                         (96,129)    $ (1,973,599)            (135,634)    $   (912,960)
=======================================================================================================
Class R
Shares sold                           1,302,893     $ 33,235,270            2,193,543     $ 42,920,340
Reinvestment of distributions             3,788           96,945               25,854          381,600
Less shares repurchased                (558,233)     (14,003,291)            (727,933)     (14,221,475)
-------------------------------------------------------------------------------------------------------
   Net increase                         748,448     $ 19,328,924            1,491,464     $ 29,080,465
=======================================================================================================
Class Y
Shares sold                             415,895     $ 11,734,697              820,100     $ 18,341,262
Reinvestment of distributions             2,689           76,357               43,473          709,480
Less shares repurchased                (338,738)      (9,511,739)            (538,936)     (11,775,166)
-------------------------------------------------------------------------------------------------------
   Net increase                          79,846     $  2,299,315              324,637     $  7,275,576
=======================================================================================================


The accompanying notes are an integral part of these financial statements.


28    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Financial Highlights

---------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                           Ended
                                                                                           5/31/10
                                                                                           (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $ 26.11
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                        $  0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       ( 1.90)
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  (1.86)
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.04)
 Net realized gain                                                                                  --
---------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $  (0.04)
---------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $     --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  (1.90)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 24.21
=========================================================================================================
Total return*                                                                                   (7.14)%
Ratio of net expenses to average net assets+                                                      1.94%**
Ratio of net investment income to average net assets+                                             0.26%**
Portfolio turnover rate                                                                            118%**
Net assets, end of period (in thousands)                                                      $303,907
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     1.94%**
 Net investment income                                                                            0.26%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     1.94%**
 Net investment income                                                                            0.26%**
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year         Year         Year
                                                                                           Ended        Ended        Ended
                                                                                           11/30/09     11/30/08     11/30/07
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                         $ 14.20      $  38.29     $ 29.06
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $  0.09      $   0.33     $  0.05
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      12.00        (24.03)      13.40
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ 12.10      $ (23.70)    $ 13.45
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $  (0.19)    $     --     $  (0.07)
 Net realized gain                                                                                 --        (0.39)       (4.15)
--------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.19)    $  (0.39)    $  (4.22)
--------------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --     $     --     $     --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ 11.91      $ (24.09)    $  9.23
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 26.11      $  14.20     $ 38.29
================================================================================================================================
Total return*                                                                                   86.13%      (61.91)%      47.03%
Ratio of net expenses to average net assets+                                                     1.95%        1.86%        1.79%
Ratio of net investment income to average net assets+                                            0.49%        0.99%        0.17%
Portfolio turnover rate                                                                            68%          54%          45%
Net assets, end of period (in thousands)                                                     $407,113     $180,675     $497,008
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.99%        1.86%        1.79%
 Net investment income                                                                           0.45%        0.99%        0.17%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.95%        1.86%        1.78%
 Net investment income                                                                           0.49%        0.99%        0.18%
--------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                                                                           Year            Year
                                                                                           Ended           Ended
                                                                                           11/30/06        11/30/05
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                          $  23.64        $  17.88
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                        $   0.15        $   0.19
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         8.45            6.22
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   8.60        $   6.41
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $  (0.11)       $     --
 Net realized gain                                                                               (3.07)          (0.65)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $  (3.18)       $  (0.65)
-------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $   0.00(a)     $   0.00(a)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   5.42        $   5.76
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $  29.06        $  23.64
=========================================================================================================================
Total return*                                                                                    36.84%          35.82%
Ratio of net expenses to average net assets+                                                      1.90%           2.15%
Ratio of net investment income to average net assets+                                             0.49%           0.87%
Portfolio turnover rate                                                                             42%             69%
Net assets, end of period (in thousands)                                                      $240,097        $154,442
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     1.90%           2.23%
 Net investment income                                                                            0.49%           0.79%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     1.89%           2.15%
 Net investment income                                                                            0.50%           0.87%
-------------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10  29

-----------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                           Ended
                                                                                           5/31/10
                                                                                           (unaudited)
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $   22.86
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $   (0.07)#
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (1.65)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   (1.72)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $      --
 Net realized gain                                                                                   --
-----------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $      --
-----------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $      --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   (1.72)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   21.14
===========================================================================================================
Total return*                                                                                     (7.52)%
Ratio of net expenses to average net assets+                                                       2.85%* *
Ratio of net investment income (loss) to average net assets+                                      (0.63)%**
Portfolio turnover rate                                                                             118%**
Net assets, end of period (in thousands)                                                      $  19,726
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                      2.93%**
 Net investment income (loss)                                                                     (0.72)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                      2.85%**
 Net investment income (loss)                                                                     (0.63)%**
-----------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year          Year         Year
                                                                                           Ended         Ended        Ended
                                                                                           11/30/09      11/30/08     11/30/07
-------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                         $  12.39      $  33.84     $ 26.19
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $  (0.03)#    $   0.02     $ (0.19)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       10.50        (21.08)      11.99
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  10.47      $ (21.06)    $ 11.80
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $     --      $     --     $    --
 Net realized gain                                                                                 --         (0.39)      (4.15)
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $     --      $  (0.39)    $ (4.15)
-------------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --      $     --     $    --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  10.47      $ (21.45)    $  7.65
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  22.86      $  12.39     $ 33.84
===============================================================================================================================
Total return*                                                                                   84.50%       (61.25)%     45.78%
Ratio of net expenses to average net assets+                                                     2.85%         2.75%       2.65%
Ratio of net investment income (loss) to average net assets+                                    (0.37)%        0.06%      (0.67)%
Portfolio turnover rate                                                                            68%           54%         45%
Net assets, end of period (in thousands)                                                     $ 25,130      $ 16,323     $64,562
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    3.13%         2.75%       2.65%
 Net investment income (loss)                                                                   (0.65)%        0.06%      (0.67)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.85%         2.74%       2.63%
 Net investment income (loss)                                                                   (0.37)%        0.07%      (0.65)%
-------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                                            Year            Year
                                                                                           Ended           Ended
                                                                                           11/30/06        11/30/05
---------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                          $   21.62       $   16.52
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $  (0.09)       $   (0.00)(a)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         7.73             5.75
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   7.64        $    5.75
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $     --(a)     $      --
 Net realized gain                                                                               (3.07)           (0.65)
---------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $  (3.07)       $   (0.65)
---------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $   0.00(a)     $    0.00(a)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $    4.57       $    5.10
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   26.19       $    21.62
===========================================================================================================================
Total return*                                                                                    35.72%           34.78%
Ratio of net expenses to average net assets+                                                      2.74%            2.94%
Ratio of net investment income (loss) to average net assets+                                     (0.34)%           0.04%
Portfolio turnover rate                                                                             42%              69%
Net assets, end of period (in thousands)                                                      $ 48,312        $  43,085
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     2.74%            2.96%
 Net investment income (loss)                                                                    (0.34)%           0.02%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     2.71%            2.94%
 Net investment income (loss)                                                                    (0.31)%           0.04%
---------------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than one cent per share.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

---------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                           Ended
                                                                                           5/31/10
                                                                                           (unaudited)
---------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                          $   22.84
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $   (0.05)#
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (1.65)
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   (1.71)
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                        $      --
 Net realized gain                                                                                   --
---------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $      --
---------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $      --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   (1.71)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   21.13
=========================================================================================================
Total return*                                                                                     (7.49)%
Ratio of net expenses to average net assets+                                                       2.74%**
Ratio of net investment income (loss) to average net assets+                                      (0.47)%**
Portfolio turnover rate                                                                             118%**
Net assets, end of period (in thousands)                                                      $  53,548
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                      2.74%**
 Net investment income (loss)                                                                     (0.47)%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                      2.74%**
 Net investment income (loss)                                                                     (0.47)%**
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year          Year         Year
                                                                                           Ended         Ended        Ended
                                                                                           11/30/09      11/30/08     11/30/07
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                         $  12.38      $  33.78     $ 26.12
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $  (0.06)#    $   0.06     $ (0.17)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       10.52        (21.07)      11.98
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  10.46      $ (21.01)    $ 11.81
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $     --      $     --     $    --
 Net realized gain                                                                                 --        ( 0.39)      (4.15)
---------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $     --      $  (0.39)    $ (4.15)
---------------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --      $     --     $    --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  10.46      $ (21.40)    $  7.66
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  22.84      $  12.38     $ 33.78
=================================================================================================================================
Total return*                                                                                   84.49%       (62.21)%     45.94%
Ratio of net expenses to average net assets+                                                     2.85%         2.65%       2.57%
Ratio of net investment income (loss) to average net assets+                                    (0.39)%        0.20%      (0.59)%
Portfolio turnover rate                                                                            68%           54%         45%
Net assets, end of period (in thousands)                                                     $ 60,066      $ 34,242     $99,966
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.89%         2.65%       2.57%
 Net investment income (loss)                                                                   (0.43)%        0.20%      (0.59)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.85%         2.64%       2.56%
 Net investment income (loss)                                                                   (0.39)%        0.21%      (0.58)%
---------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                                           Year         Year
                                                                                           Ended        Ended
                                                                                           11/30/06     11/30/05
-----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                         $ 21.58      $   16.47
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $ (0.06)     $    0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       7.69           5.74
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  7.63      $    5.76
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $ (0.02)     $      --
 Net realized gain                                                                             (3.07)         (0.65)
-----------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $ (3.09)     $   (0.65)
-----------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    --      $    0.00(a)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  4.54      $    5.11
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 26.12      $   21.58
=======================================================================================================================
Total return*                                                                                  35.75%         34.94%
Ratio of net expenses to average net assets+                                                    2.65%          2.80%
Ratio of net investment income (loss) to average net assets+                                   (0.27)%         0.15%
Portfolio turnover rate                                                                           42%            69%
Net assets, end of period (in thousands)                                                     $60,039      $  44,468
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.65%          2.82%
 Net investment income (loss)                                                                  (0.27)%         0.13%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   2.64%          2.80%
 Net investment income (loss)                                                                  (0.26)%         0.15%
-----------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than one cent per share.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10  31

-------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                           Ended          Year
                                                                                           5/31/10       Ended
                                                                                           (unaudited)   11/30/09
-------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                        $  25.26      $  13.80
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $   0.03      $   0.12
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (1.84)        11.56
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $   (1.81)    $  11.68
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                      $   (0.03)    $  (0.21)
 Net realized gain                                                                                 --           --
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                        $   (0.03)    $  (0.21)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                             $      --     $     --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $   (1.84)    $  11.46
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $   23.42     $  25.26
===================================================================================================================
Total return*                                                                                   (7.19)%      85.71%
Ratio of net expenses to average net assets+                                                     2.05%**      2.17%
Ratio of net investment income (loss) to average net assets+                                     0.34%**      0.19%
Portfolio turnover rate                                                                           118%**        68%
Net assets, end of period (in thousands)                                                    $  95,488     $ 84,064
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.05%**      2.17%
 Net investment income (loss)                                                                    0.34%**      0.19%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.05%**      2.17%
 Net investment income (loss)                                                                    0.34%**      0.19%
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                                                           Year         Year
                                                                                           Ended        Ended
                                                                                           11/30/08     11/30/07
-------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                         $  37.32     $ 28.52
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.16     $  0.09
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (23.29)      13.00
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (23.13)    $ 13.09
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $     --     $ (0.14)
 Net realized gain                                                                              (0.39)      (4.15)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.39)    $ (4.29)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --     $    --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (23.52)    $  8.80
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  13.80     $ 37.32
===================================================================================================================
Total return*                                                                                  (61.99)%     46.75%
Ratio of net expenses to average net assets+                                                     2.13%       2.06%
Ratio of net investment income (loss) to average net assets+                                     0.78%      (0.26)%
Portfolio turnover rate                                                                            54%         45%
Net assets, end of period (in thousands)                                                     $ 25,341     $26,316
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%       2.06%
 Net investment income (loss)                                                                    0.78%      (0.26)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%       2.06%
 Net investment income (loss)                                                                    0.78%      (0.26)%
-------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                           Year            Year
                                                                                           Ended           Ended
                                                                                           11/30/06        11/30/05
---------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                         $   23.37      $  17.72
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $    0.10      $   0.12
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         8.26          6.18
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $    8.36      $   6.30
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $   (0.14)     $     --
 Net realized gain                                                                               (3.07)        (0.65)
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $   (3.21)     $  (0.65)
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    0.00(a)   $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    5.15      $   6.30
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $   28.52      $  23.37
=====================================================================================================================
Total return*                                                                                    36.30%        35.53%
Ratio of net expenses to average net assets+                                                      2.52%         2.37%
Ratio of net investment income (loss) to average net assets+                                     (0.21)%        0.53%
Portfolio turnover rate                                                                             42%           69%
Net assets, end of period (in thousands)                                                     $   1,142      $    135
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     2.26%         2.58%
 Net investment income (loss)                                                                    (0.06)%        0.32%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     2.51%         2.37%
 Net investment income (loss)                                                                    (0.45)%        0.53%
---------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

-------------------------------------------------------------------------------------------------------------------
                                                                                           Six Months
                                                                                           Ended          Year
                                                                                           5/31/10       Ended
                                                                                           (unaudited)   11/30/09
-------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                        $   28.12     $  15.35
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $   0.09      $   0.22
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       (2.04)       12.90
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $   (1.95)    $  13.12
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                      $   (0.14)    $  (0.35)
 Net realized gain                                                                                 --           --
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                        $   (0.14)    $  (0.35)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                             $      --     $     --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $   (2.09)    $ 12.77
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $   26.03     $  28.12
------------------------------------------------------------------------------------------  ---------     --------
Total return*                                                                                   (6.98)%     87.18%
Ratio of net expenses to average net assets+                                                     1.66%**     1.42%
Ratio of net investment income to average net assets+                                            0.64%**     1.03%
Portfolio turnover rate                                                                           118%**        68%
Net assets, end of period (in thousands)                                                     $ 74,015     $ 77,721
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.66%**     1.42%
 Net investment income                                                                           0.64%**     1.03%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.66%**     1.42%
 Net investment income                                                                           0.64%**     1.03%
-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                                                           Year         Year
                                                                                           Ended        Ended
                                                                                           11/30/08     11/30/07
------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                         $  41.10    $   30.95
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.35    $    0.25
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (25.71)       14.26
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (25.36)   $   14.51
------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $     --    $   (0.21)
 Net realized gain                                                                             ( 0.39)       (4.15)
------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.39)   $   (4.36)
------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --    $     --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (25.75)   $   10.15
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  15.35    $   41.10
===================================================================================================================
Total return*                                                                                  (61.71)%      47.75%
Ratio of net expenses to average net assets+                                                     1.38%        1.32%
Ratio of net investment income to average net assets+                                            1.45%        0.68%
Portfolio turnover rate                                                                            54%          45%
Net assets, end of period (in thousands)                                                     $ 37,445    $  70,870
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    1.38%        1.32%
 Net investment income                                                                           1.45%        0.68%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    1.38%        1.32%
 Net investment income                                                                           1.45%        0.68%
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                                           Year            Year
                                                                                           Ended           Ended
                                                                                           11/30/06        11/30/05
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                         $   25.04        $   18.78
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $    0.34        $    0.16
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         8.92             6.75
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $    9.26        $    6.91
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $   (0.28)       $      --
 Net realized gain                                                                               (3.07)           (0.65)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $   (3.35)       $   (0.65)
--------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    0.00(a)          0.00(a)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    5.91        $    6.26
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $   30.95        $   25.04
==========================================================================================================================
Total return*                                                                                    37.60%           36.77%
Ratio of net expenses to average net assets+                                                      1.33%            1.40%
Ratio of net investment income to average net assets+                                             1.02%            1.66%
Portfolio turnover rate                                                                             42%              69%
Net assets, end of period (in thousands)                                                     $  47,573        $  23,273
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     1.33%            1.40%
 Net investment income                                                                            1.02%            1.66%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     1.33%            1.40%
 Net investment income                                                                            1.02%            1.66%
--------------------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.


                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10  33

Notes to Financial Statements | 5/31/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers four classes of shares designated as Class A, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


34    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers will be made by utilizing an independent service that applies the appropriate fair value method.

   The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At May 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    35

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


36    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2010, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2010, the Fund had no reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2009 was as follows:


-----------------------------------------------
                                           2009
-----------------------------------------------
Distributions paid from:
Ordinary income                      $3,671,076
Long-term capital gain                       --
-----------------------------------------------
    Total                            $3,671,076
===============================================


   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2009:


----------------------------------------------------
                                                2009
----------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $    1,104,884
Capital loss carryforward              (104,841,077)
Post-October loss deferred                  (94,827)
Unrealized appreciation                 146,776,199
----------------------------------------------------
    Total                            $   42,945,179
====================================================

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $29,330 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2010.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    37

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


38    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets up to $1 billion, and 1.10% of the Fund's average daily net assets over $1 billion. Prior to January 1, 2010, the Fund paid management fees calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. For the six months ended May 31, 2010, the effective management fee was 1.15% of the fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2011 for Class B, Class C and Class R shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $70,956 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2010.


3. Transfer Agent

PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2010, such out-of-pocket expenses by class of shares were as follows:


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    39

----------------------------------------------
Shareholder Communications:
----------------------------------------------
Class A                             $ 299,011
Class B                                15,615
Class C                                44,370
Class R                                65.538
Class Y                               129,224
----------------------------------------------
   Total                            $ 553,758
==============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $258,788 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2010.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $21,643 in distribution fees payable to PFD at May 31, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any


40    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2010, CDSCs in the amount of $21,014 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2010, the Fund's expenses were not reduced under such arrangements.


6. Forward Foreign Currency Contracts

At May 31, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting hedge contract. At May 31, 2010, the Fund had no outstanding portfolio hedges. At May 31, 2010, the Fund's gross forward currency settlement contracts receivable and payable were $659,747 and $631,426, respectively, resulting in a net payable of $28,320. The average number of contracts open during the six months ended May 31, 2010 was 5,168,261,842.


7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the six months ended May 31, 2010, the average daily amount of borrowings outstanding during the period was $472,984. The related weighted average annualized interest rate for the period was 1.50%, and the total interest expense on such borrowings was $4,319.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    41

8. Additional Disclosures about Derivative Instruments and Hedging Activities

Fair values of derivative instruments as of May 31, 2010:


Derivatives Not
Accounted for as
Hedging Instruments
under Accounting                    Asset Derivatives 2009            Liabilities Derivatives 2009
Standards Codification          ------------------------------       ------------------------------
(ASC) 815 (formerly             Balance Sheet                        Balance Sheet
FASB Statement 133)             Location            Fair Value       Location           Fair Value
---------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Receivables         $--              Payables*          $ 28,320
---------------------------------------------------------------------------------------------------
   Total                                            $--                                 $ 28,320
===================================================================================================

* Foreign exchange contracts are shown as a net payable on the Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2010 was as follows:



Derivatives Not
Accounted for as                                                                   Change in
Hedging Instruments                                              Realized          Unrealized
Under Accounting                                                 Loss on           Loss on
Standards Codification     Location of Gain or (Loss)            Derivatives       Derivatives
(ASC) 815 (formerly        On Derivatives Recognized             Recognized in     Recognized in
FASB Statement 133)        in Income                             Income            Income
-------------------------------------------------------------------------------------------------
 Foreign Exchange          Net realized loss on forward          $(1,185,112)
  Contracts                foreign currency contracts and
                           other assets and liabilities
                           denominated in foreign
                           currencies

 Foreign Exchange          Change in unrealized loss             $   (35,928)
  Contracts                on forward foreign currency
                           contracts and other assets and
                           liabilities denominated in foreign
                           currencies


9. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


42    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10    43

                            This page for your notes.

44    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.